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                                                      Registration Nos. 33-17604
                                                                        811-5347

                        SECURITIES & EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM N1-A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Post-Effective Amendment No.                   16                   [  X  ]
                                                 ---------
     Pre-Effective Amendment No.                 _________               [     ]


REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940


                          Amendment No.             17                   [  X  ]
                                                 ---------

                        (check appropriate box or boxes)

                           THE TREASURER'S FUND, INC.
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       237 Park Avenue, New York NY 10017
                      -------------------------------------

               Registrant's Telephone Number, Including Area Code:

                                 (212) 808-3942
                                 --------------

                           THE TREASURER'S FUND, INC.
                                 237 Park Avenue
                                New York NY 10017
                     (Name and Address of Agent for Service)

                                   copies to:

                               Battle Fowler LLP
                               Mike Rosella, Esq.
                               75 East 55th Street
                               New York NY 10022

             It is proposed that this filing will become effective:
                             (check appropriate box)

             [ x ]          immediately upon filing pursuant to paragraph (b)

             [   ]          on (date) pursuant to paragraph (b)

             [   ]          60 days after filing pursuant to paragraph (a)

             [   ]          on (date) pursuant to paragraph (a) Rule 485



             Exhibits begin on page 4
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
                                                                   PROPOSED          PROPOSED
                                                                   MAXIUM            MAXIUM
SECURITIES                                   AMOUNT                OFFERING          AGGREGATE             AMOUNT OF
BEING                                        BEING                 PRICE PER         OFFERING              REGISTRATION
REGISTERED                                   REGISTERED            SHARE +           PRICE **              FEE
----------                                   ----------            ---------         ----------            ------------
Shares of
beneficial
interest par
value $.001                                  Indefinite*              N/A                N/A                    N/A

THE TREASURER'S FUND, INC.:

Domestic Prime                                3,682,176              $1.00           3,682,176
Money Mkt Portfolio
Tax Exempt                                    3,682,175              $1.00           3,682,175
Money Mkt Portfolio
U.S. Treasury                                 3,682,175              $1.00           3,682,175
Money Mkt Portfolio

-----------------------------------------------------------------------------------------------------------------------
TOTAL SHARES REGISTERED:                     11,046,526                                                       $100.00
-----------------------------------------------------------------------------------------------------------------------


+ Estimated solely for the purposes of determining the amount of the registration fee.


* Registrant continues its election to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1995 was filed on December 19, 1995.



** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 10,716,526 shares ($10,716,526, worth of securities) of The Treasurer's Fund, Inc. were redeemed during fiscal year ended October 31, 1995. None of such shares were previously so used for reduction pursuant to Paragraph
(c) of Rule 24f-2, filed for the fiscal year ended October 31, 1994 on December 19, 1995. Accordingly, all of such shares are now being used for reduction in this amendment. Pursuant to Rule 457(d) under the Securities Act of 1933, the maxium offering price as calculated on October 23, 1996 is $1.00. While no fee is required for 10,716,525 of the shares of The Treasurer's Fund, Inc. the Fund has elected to register an additional $330,000 worth of shares (330,000 shares) as indicated above for the $100.00 filing fee.




FILING FEE IN THE AMOUNT OF $100.00 WIRED TO MELLON BANK ON OCTOBER 23, 1996.


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                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York, on the 23rd day of October 1996.

                                              TREASURER'S FUND, INC.


                                              By: /s/ RONALD S. EAKER
                                                 -----------------------------
                                                  Ronald S. Eaker
                                                  President

     Pursuant to the requirement of the Securities Act of 1933, this Registration statement has been signed below by the following persons in the capacities and date indicated.



/s/ RONALD S. EAKER                 President                October 23, 1996
----------------------
Ronald S. Eaker

/s/ JUDITH FABRIZI                  Treasurer                October 23, 1996
----------------------
Judith Fabrizi


Majority of Directors

Thomas E. O'Connor   )
Felix J. Christiana  )
Mary E. Hauck        )              Directors                October 23, 1996
Robert C. Kolodny    )
William A. Merritt   )
Anthony R. Pustorino )
Gary L. Roubos       )


                                    By: /s/ THOMAS E. O'CONNOR
                                        -----------------------
                                            Thomas E. O'Connor
                                            Attorney-in-Fact



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                                EXHIBIT INDEX


EXHIBIT NO.                                       DESCRIPTION

    99                              OPINION AND CONSENT OF BATTLE FOWLER LLP